Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events

Note 9. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10. Subsequent Events

On January 10, 2020, the Company received an additional loan proceed of $130,000 and increased the total amount outstanding under the Convertible Note to $880,000.

On February 20, 2020, the Company has agreed to amend its arrangement with Mr. Prot, pursuant to which no further monthly fees will be paid on a current monthly basis to Mr. Prot, however, if the Company completes its acquisition of a target company prior to June 18, 2020, the Company shall pay Mr. Prot $12,500 for each month Mr. Prot has continued to provide services to the Company since January 1, 2020. If the Company does not complete its acquisition of a target company prior to June 18, 2020 then no further fees will be payable to Mr. Prot following December 31, 2019.

Landsea Homes [Member]
Subsequent Events
16.	Subsequent Events

On January 15, 2020, the Company acquired 100% of the membership interest of Garrett Walker Homes (“GWH”) for cash consideration of approximately $133.4 million. GWH is a residential homebuilder located in Phoenix, Arizona focused on building entry-level, single-family detached homes in the Northwest Valley and Phoenix metropolitan. The total assets of GWH include approximately 20 projects and 1,750 lots in various stages of development. The determination of the purchase accounting is in process as of the date the consolidated financial statements were available to be issued.

In connection with the acquisition of GWH, the Company entered into an additional unsecured line of credit with a bank as part of the transaction. On the date of acquisition, the Company drew $70.0 million from the line of credit. The line of credit has an interest rate of Prime plus 1% with a floor of 5.25% and matures in January 2023.

On March 11, 2020 the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. The COVID-19 pandemic has continued to spread and various state and local governments have issued or extended "stay-at-home" and “shelter-in-place” orders which have impacted and restricted various aspects of the Company's business. The Company's construction and sales operations are functioning, subject to government restrictions and safety constraints enacted in order to protect employees, trade contractors, and customers. While the length or severity of this pandemic cannot be reasonably estimated, an extended economic slowdown in the U.S. could materially impact the Company's financial position and influence future results.

During 2020, one of the Company's unconsolidated joint ventures recorded an impairment charge of $27.1 million related to slowing absorption and weaker pricing than expected. The impairment charge was based on the Company's ownership percentage of 51%, was $13.8 million, and was reflected in the equity in net (loss) income of unconsolidated joint ventures line in the consolidated statements of operations.

On June 30, 2020, the Company transferred its interest in a consolidated real estate joint venture that was previously included in the Metro New York segment to LHC. The interest was removed from the consolidated financial statements of the Company on a prospective basis. The real estate joint venture had net assets at the date of transfer of $28.9 million and a noncontrolling interest of $1.2 million.

On August 31, 2020, LHC and LHI entered into an Agreement and Plan of Merger (the “Merger Agreement”), with LF Capital Acquisition Corp. and LFCA Merger Sub, Inc. (the "Merger Sub"), a direct, wholly-owned subsidiary of LF Capital Acquisition Corp., which provides for, among other things the merger of Merger Sub with and into LHI, with LHI continuing as the surviving corporation.

Subject to the terms of the Merger Agreement, LHC will receive approximately $344 million of stock consideration, consisting of 32,557,303 newly issued shares of LF Capital Acquisition Corp.'s publicly-traded Class A common stock. The shares will be valued at $10.56 per share for purposes of determining the aggregate number of shares payable to LHC (the “Stock Consideration”). The number of shares of Class A common stock issued to LHC as Stock Consideration is not subject to adjustment. LHC has registration rights under the Merger Agreement in respect to the Stock Consideration.

LS Boston Point LLC [Member]
Subsequent Events

Note 7 - Subsequent Events:

The Company evaluates all events and transactions through the date the financial statements are available to be issued. The Company performed this evaluation through May 1, 2019 and September 3, 2020, the dates the financial statements were available to be issued, and has concluded that no events or transactions have occurred subsequent to December 31, 2018, that require consideration as adjustments to or disclosures in the financial statements.